PREPAYMENTS AND OTHER CURRENT ASSETS, NET	6 Months Ended
Jun. 30, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

5. PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets are as follows:

	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Employee advances	2,292,700	239,382	37,076
Prepayments and deposits	1,551,118	152,722,234	23,653,662
Input VAT recoverable	1,780,484	11,737,005	1,817,831
Others	4,231,165	2,087,664	323,337

	9,855,467	166,786,285	25,831,906

In March to June 2021, the Group purchased servers for the cryptocurrency business and prepaid a total of RMB154.6 million (US$23.9 million).

In May and June 2021, the Group purchased a batch of office equipment with advance payment of RMB0.3 million (US$0.04 million), which is included in advance to suppliers in the accompanying condensed consolidated balance sheets. After the reporting date, the Group has received the office equipment and the advance payment has been reclassified to fixed assets subsequent to June 30, 2021.